Deferred transaction costs	12 Months Ended
Dec. 31, 2023
Deferred transaction costs
Deferred transaction costs
9	Deferred transaction costs

On March 31, 2022 (the “Closing Date”), the Company consummated a business combination (the “Closing”) with Queen’s Gambit Growth Capital, a Cayman Islands exempted company with limited liability (“Queen’s Gambit”), where Queen’s Gambit merged through multiple transactions with a wholly owned subsidiary of Swvl Inc.

As a result of the Mergers and the other transactions contemplated by the Business Combination Agreement, the merged Queen’s Gambit Surviving Company and Swvl, Inc. will each become wholly owned subsidiaries of Swvl Holdings Corp (Formerly known as “Pivotal Holdings Corp”), a British Virgin Islands business company limited by shares incorporated under the laws of the British Virgin Islands.

Swvl Holdings Corp articles authorize the issuance of up to 555,000,000 shares, consisting of (a) 500,000,000 Class A Ordinary Shares and (b) 55,000,000 preferred shares. All outstanding Class A Ordinary Shares are fully paid and non-assessable. To the extent they are issued, certificates representing Class A Ordinary Shares are issued in registered form. All options, regardless of grant dates, will entitle holders to an equivalent number of Class A Ordinary Shares once the vesting and exercising conditions are met.

At the closing date, Pivotal Holdings Corp changed its name to Swvl Holdings Corp and the securityholders of Queen’s Gambit and Swvl, Inc. will become securityholders of Swvl Holdings Corp (“New Swvl”). Subsequent to the closing of the Business Combination, there were 118,496,102 Class A Ordinary Shares with par value of $0.0001 per share that were outstanding and issued. There are also 17,433,333 Warrants outstanding, each exercisable at $11.50 per one Class A Ordinary Share, of which 11,500,000 are public warrants (“Public Warrants”) listed on Nasdaq and 5,933,333 private placement warrants (“Private Warrants”) held by the Sponsor.

Pursuant to the terms of the business combination agreement, at the closing date, among other things, each shareholder of Swvl’s outstanding a) Common Shares A, b) Common Shares B”) and c) Class A, B, C, D and D-1 preferred shares shall receive approximately 1,510 shares of new Swvl’s common shares A and the contingent right to receive certain Earnout Shares (as defined below), for each share of the Company’s common shares, par value $0.0001 per share in exchange of original shares.

Concurrently at the closing date, each outstanding and unexercised option (vested or not) to purchase Swvl’s Common Shares B (each, a “Swvl Option”), were converted to an option to purchase approximately 1,510 new Swvl’s common Shares A and the contingent right to receive certain Earnout restricted Stock Units (“Earnout RSUs”) at an exercise price per option equal to (x) the exercise price per option divided by (y) the Exchange Ratio.

In addition, pursuant to the terms of the business combination agreement, at the closing date, each outstanding Queen’s Gambit Warrant were automatically assumed and converted into a new Warrant to acquire new Swvl’s Common Share A, subject to the same terms and conditions (including exercisability terms) as were applicable to the corresponding former Queen’s Gambit Warrants.

During the time period between the Closing Date and the five-year anniversary of the Closing Date (“Earnout Period”), Eligible Swvl Shareholders may receive up to 15 million additional shares of New Swvl’s Common Shares A (the “Earnout Shares”) in the aggregate in three equal tranches of 5 million shares if the volume-weighted average closing sale price of our Common Stock is greater than or equal to $12.50, $15.00 and $17.50 for any 20 trading days within any 30 consecutive trading day period (“Trigger Events”) (or an earlier Change of Control event).

Effective Time, which will be subject to potential forfeiture, and which will be able to be settled in Holdings Common Shares A upon the occurrence of the applicable Earnout Triggering Events (or an earlier Change of Control event).

The portion of such Holdings Common Shares A issuable to Eligible Swvl Shareholders who hold Swvl Options will instead be issued to such holders as Earnout RSUs at the Company Merger. In addition and concurrently with the Closing, PIPE investors purchased and/or automatically converted an existing Swvl exchangeable notes to an aggregate of 16,120,000 shares of New Swvl’s Common Shares with an aggregate proceeds of $145.9 million.

The Company’s Common Stock and Public Warrants have commenced trading on the Nasdaq Stock Exchange (“Nasdaq”) under the symbols “SWVL” and “SWVLW” on March 31, 2022.

In 2022, the Group incurred consulting and legal costs related to the SPAC transaction of $1,112,362 (2021: $7,355,404). During 2022, the amount was charged to the consolidated statement of changes in equity (Note 13.c).

All costs were incurred in 2022, and the Group did not incur any transaction related costs for the year ended at 31 December 2023.